ESTIMATION OF FAIR VALUE - Sensitivity analysis of main equity securities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Oct. 29, 2024
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Percentage of valuation sample	100.00%	100.00%
Banco Popular S.A.
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of participation in subsidiary	4.53%	4.49%
Banco de Bogota S.A.
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of participation in subsidiary	6.29%	6.24%
Banco de Occidente S.A.
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of participation in subsidiary	2.48%	2.46%
Banco AV Villas S A
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of participation in subsidiary	0.66%	0.65%
Financial assets at fair value through profit or loss, category [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	$ 31,969,586	$ 24,400,493
Private equity fund Pactia Inmobiliario [member] | Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member] | Funds managed by other entities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	368,940	327,688	$ 324,220
Financial assets at fair value			$ 3,468
Sensitivity impacts, Scenario 1	145,958	3,816
Sensitivity impacts, Scenario 2	(130,982)	(6,294)
Equity securities | Financial assets at fair value through profit or loss, category [member] | Funds managed by other entities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	4,086,202
Equity securities | Private real estate equity fund Nexus | Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member] | Funds managed by other entities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	3,717,262	2,772,165
Sensitivity impacts, Scenario 1	47,056	65,955
Sensitivity impacts, Scenario 2	(76,273)	$ (97,147)
Investment property [member] | Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	179,161
Sensitivity impacts, Scenario 1	8,950
Sensitivity impacts, Scenario 2	$ (9,177)